Stockholders' Equity (Schedule of Warrants Activity) (Details)	1 Months Ended								6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended				12 Months Ended
	Jul. 31, 2010	Apr. 30, 2010	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2013 3.97 [Member]		Jun. 30, 2012 3.97 [Member]		Dec. 31, 2012 3.97 [Member]	Jun. 30, 2013 3.00 [Member]		Jun. 30, 2012 3.00 [Member]		Dec. 31, 2012 3.00 [Member]	Jun. 30, 2013 2.50 [Member]		Jun. 30, 2012 2.50 [Member]		Dec. 31, 2012 2.50 [Member]	Jun. 30, 2013 1.89 [Member]		Jun. 30, 2012 1.89 [Member]		Dec. 31, 2012 1.89 [Member]	Jun. 30, 2013 1.63 [Member]		Jun. 30, 2012 1.63 [Member]		Dec. 31, 2012 1.63 [Member]	Jun. 30, 2013 3.50 [Member]		Jun. 30, 2012 3.50 [Member]		Dec. 31, 2012 3.50 [Member]	Jun. 30, 2013 1.61 [Member]		Jun. 30, 2012 1.61 [Member]		Dec. 31, 2012 1.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Common Shares Underlying Warrants	1,323,214	500,000	5,620,128	5,620,128	5,620,128	5,573,544	371,423	5,202,121	100,778	[1]	100,778	[1]	100,778 [1]	705,354	[2]	705,354	[2]	705,354 [2]	2,572,775	[1]	2,572,775	[1]	2,572,775 [1]	500,000	[2]	500,000	[2]	500,000 [2]	1,323,214	[2]	1,323,214	[2]	1,323,214 [2]	371,423	[2]	371,423	[2]	371,423 [2]	46,584	[1]	46,584	[1]	46,584
Warrants, Exercise price	1.63	1.89					3.50		3.97		3.97		3.97	3.00		3.00		3.00	2.50		2.50		2.50	1.89		1.89		1.89	1.63		1.63		1.63	3.50		3.50		3.50	1.61		1.61		1.61
Warrants outstanding, not exercisable								1,323,214
Issue date									Mar. 01, 2007		Mar. 01, 2007		Mar. 01, 2007	Mar. 01, 2009		Mar. 01, 2009		Mar. 01, 2009	Jul. 01, 2009		Jul. 01, 2009		Jul. 01, 2009	Apr. 01, 2010		Apr. 01, 2010		Apr. 01, 2010	Jul. 01, 2010		Jul. 01, 2010		Jul. 01, 2010	Jun. 01, 2011		Jun. 01, 2011		Jun. 01, 2011	Mar. 01, 2012		Mar. 01, 2012		Mar. 01, 2012
Exercisable Date	Jan. 23, 2011	Oct. 13, 2010							Mar. 01, 2007		Mar. 01, 2007		Mar. 01, 2007	Sep. 01, 2009		Sep. 01, 2009		Sep. 01, 2009	Jan. 01, 2010		Jan. 01, 2009		Jan. 01, 2010	Oct. 01, 2010		Oct. 01, 2010		Oct. 01, 2010	Jan. 01, 2011		Jan. 01, 2011		Jan. 01, 2011	Jun. 01, 2011		Jun. 01, 2011		Jun. 01, 2011	Mar. 01, 2012		Mar. 01, 2012		Mar. 01, 2012
Expiration date									Mar. 31, 2017		Mar. 31, 2017		Mar. 31, 2017	Sep. 30, 2014		Sep. 30, 2014		Sep. 30, 2014	Jan. 31, 2015		Jan. 31, 2015		Oct. 31, 2015	Oct. 31, 2015		Oct. 31, 2015		Oct. 31, 2015	Jan. 31, 2017		Jan. 31, 2017		Jan. 31, 2017	Jun. 30, 2016		Jun. 30, 2016		Jun. 30, 2016	Mar. 31, 2022		Mar. 31, 2022		Mar. 31, 2022

[1]	These warrants to purchase common stock are classified as equity.
[2]	Because of the presence of net settlement provisions, these warrants to purchase common stock are classified as derivative liabilities. The fair value of these liabilities (see Note 3) is remeasured at the end of every reporting period and the change in fair value is reported in the unaudited condensed consolidated statements of operations as other income (expense).